Accounts receivable, net - Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Nonrelated Party
Related party balances and transactions
Accounts receivable	¥ 224,560		¥ 288,507
Less: Allowance for doubtful accounts	(3,454)		(2,688)
Accounts receivable	221,106	$ 30,291	285,819
Related Party
Related party balances and transactions
Accounts receivable	1,395,833		1,583,920
Less: Allowance for doubtful accounts	(22,000)		(11,217)
Accounts receivable	¥ 1,373,833	$ 188,214	¥ 1,572,703